Due to Trust Account, Short-term Borrowings and Long-term Debt (Components of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Debt Instrument [Line Items]
Obligations under finance leases	¥ 26,088	¥ 21,460
Total	21,900,789	21,036,051
Debt issuance cost	(16,440)	(13,644)
Total, after debt issuance costs	21,884,349	21,022,407
MUFG:
Debt Instrument [Line Items]
Obligations under finance leases	9,096	726
Total	13,855,109	12,237,098
MUFG: | Unsubordinated debt
Debt Instrument [Line Items]
Long-term debt	8,930,907	7,623,526
MUFG: | Unsubordinated debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 7,142,220	6,419,433
MUFG: | Unsubordinated debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.54%
MUFG: | Unsubordinated debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	5.62%
MUFG: | Unsubordinated debt | Fixed Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 306,275	278,616
MUFG: | Unsubordinated debt | Fixed Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.85%
MUFG: | Unsubordinated debt | Fixed Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.56%
MUFG: | Unsubordinated debt | Fixed Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 28,424	30,561
MUFG: | Unsubordinated debt | Fixed Rate Bonds III | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.73%
MUFG: | Unsubordinated debt | Fixed Rate Bonds III | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.05%
MUFG: | Unsubordinated debt | Adjustable Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 245,300	280,900
MUFG: | Unsubordinated debt | Adjustable Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.25%
MUFG: | Unsubordinated debt | Adjustable Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.88%
MUFG: | Unsubordinated debt | Adjustable Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 669,381	324,160
MUFG: | Unsubordinated debt | Adjustable Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.34%
MUFG: | Unsubordinated debt | Adjustable Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.64%
MUFG: | Unsubordinated debt | Adjustable Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 245,000	245,000
MUFG: | Unsubordinated debt | Adjustable Rate Bonds III | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.91%
MUFG: | Unsubordinated debt | Adjustable Rate Bonds III | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.86%
MUFG: | Unsubordinated debt | Floating Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 294,307	44,856
MUFG: | Unsubordinated debt | Floating Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.69%
MUFG: | Unsubordinated debt | Floating Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	5.15%
MUFG: | Subordinated debt
Debt Instrument [Line Items]
Long-term debt	¥ 4,915,106	4,612,846
MUFG: | Subordinated debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 1,023,959	990,959
MUFG: | Subordinated debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.37%
MUFG: | Subordinated debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.39%
MUFG: | Subordinated debt | Fixed Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 280,535	116,997
MUFG: | Subordinated debt | Fixed Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	6.35%
MUFG: | Subordinated debt | Fixed Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	8.20%
MUFG: | Subordinated debt | Adjustable Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 2,227,451	2,143,532
MUFG: | Subordinated debt | Adjustable Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.86%
MUFG: | Subordinated debt | Adjustable Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.77%
MUFG: | Subordinated debt | Adjustable Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 985,791	1,005,655
MUFG: | Subordinated debt | Adjustable Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.35%
MUFG: | Subordinated debt | Adjustable Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.86%
MUFG: | Subordinated debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 64,000	86,000
MUFG: | Subordinated debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.57%
MUFG: | Subordinated debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.62%
MUFG: | Subordinated debt | Adjustable Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 36,000	36,000
MUFG: | Subordinated debt | Adjustable Rate Borrowings II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.72%
MUFG: | Subordinated debt | Adjustable Rate Borrowings II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.28%
MUFG: | Subordinated debt | Adjustable Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 297,370	233,703
MUFG: | Subordinated debt | Adjustable Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.03%
MUFG: | Subordinated debt | Adjustable Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.32%
MUFG Bank:
Debt Instrument [Line Items]
Obligations under finance leases	¥ 3,901	4,397
Total	4,741,871	5,780,373
MUFG Bank: | Unsubordinated debt
Debt Instrument [Line Items]
Long-term debt	4,325,324	5,262,653
MUFG Bank: | Unsubordinated debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 7,800	8,300
MUFG Bank: | Unsubordinated debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.34%
MUFG Bank: | Unsubordinated debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage
MUFG Bank: | Unsubordinated debt | Fixed Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 1,029,378	929,501
MUFG Bank: | Unsubordinated debt | Fixed Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
MUFG Bank: | Unsubordinated debt | Fixed Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.70%
MUFG Bank: | Unsubordinated debt | Fixed Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 8,253	7,294
Interest rate, stated percentage	1.81%
MUFG Bank: | Unsubordinated debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 2,835,175	2,358,191
MUFG Bank: | Unsubordinated debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.01%
MUFG Bank: | Unsubordinated debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.75%
MUFG Bank: | Unsubordinated debt | Adjustable Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 0	1,442,400
Interest rate, stated percentage	0.50%
MUFG Bank: | Unsubordinated debt | Fixed Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 66,690	41,873
MUFG Bank: | Unsubordinated debt | Fixed Rate Borrowings II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.93%
MUFG Bank: | Unsubordinated debt | Fixed Rate Borrowings II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.87%
MUFG Bank: | Unsubordinated debt | Floating Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 304,818	392,524
MUFG Bank: | Unsubordinated debt | Floating Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.12%
MUFG Bank: | Unsubordinated debt | Floating Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.72%
MUFG Bank: | Unsubordinated debt | Floating Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 70,596	80,058
MUFG Bank: | Unsubordinated debt | Floating Rate Borrowings II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.32%
MUFG Bank: | Unsubordinated debt | Floating Rate Borrowings II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.66%
MUFG Bank: | Unsubordinated debt | Floating Rate Borrowings III
Debt Instrument [Line Items]
Long-term debt	¥ 2,614	2,512
Interest rate, stated percentage	2.05%
MUFG Bank: | Subordinated debt
Debt Instrument [Line Items]
Long-term debt	¥ 138,800	222,300
MUFG Bank: | Subordinated debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 113,800	175,800
MUFG Bank: | Subordinated debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.21%
MUFG Bank: | Subordinated debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.91%
MUFG Bank: | Subordinated debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 0	21,500
MUFG Bank: | Subordinated debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.88%
MUFG Bank: | Subordinated debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.24%
MUFG Bank: | Subordinated debt | Adjustable Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 10,000	10,000
Interest rate, stated percentage	1.89%
MUFG Bank: | Subordinated debt | Floating Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 15,000	15,000
Interest rate, stated percentage	1.46%
MUFG Bank: | Secured debt
Debt Instrument [Line Items]
Long-term debt	¥ 273,846	291,023
MUFG Bank: | Secured debt | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.25%
MUFG Bank: | Secured debt | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	7.25%
Other subsidiaries:
Debt Instrument [Line Items]
Obligations under finance leases	¥ 13,091	16,337
Total	3,303,809	3,018,580
Other subsidiaries: | Unsubordinated debt
Debt Instrument [Line Items]
Long-term debt	3,022,934	2,736,617
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 4,302	5,122
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.14%
Other subsidiaries: | Unsubordinated debt | Floating Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 151,027	188,934
Other subsidiaries: | Unsubordinated debt | Floating Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.79%
Other subsidiaries: | Unsubordinated debt | Floating Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	6.95%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 966,324	977,337
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.15%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	5.10%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 16,932	30,185
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.40%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	9.47%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes IV
Debt Instrument [Line Items]
Long-term debt	¥ 544,334	317,394
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes IV | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes IV | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.00%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes V
Debt Instrument [Line Items]
Long-term debt	¥ 484,764	425,945
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes V | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.50%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes V | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	10.00%
Other subsidiaries: | Unsubordinated debt | Floating/Adjustable Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 673,653	622,569
Other subsidiaries: | Unsubordinated debt | Floating/Adjustable Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated debt | Floating/Adjustable Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	15.90%
Other subsidiaries: | Unsubordinated debt | Floating Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 159,728	169,131
Other subsidiaries: | Unsubordinated debt | Floating Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.45%
Other subsidiaries: | Unsubordinated debt | Floating Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	6.12%
Other subsidiaries: | Unsubordinated debt | Floating Rate Borrowings, Payable in Thai baht
Debt Instrument [Line Items]
Long-term debt	¥ 21,870	0
Other subsidiaries: | Unsubordinated debt | Floating Rate Borrowings, Payable in Thai baht | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.00%
Other subsidiaries: | Unsubordinated debt | Floating Rate Borrowings, Payable in Thai baht | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.05%
Other subsidiaries: | Subordinated debt
Debt Instrument [Line Items]
Long-term debt	¥ 267,784	265,626
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 10,000	30,000
Interest rate, stated percentage	2.61%
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 1,234	2,049
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	7.50%
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	8.00%
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes III
Debt Instrument [Line Items]
Long-term debt	¥ 252,720	228,800
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes III | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.00%
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes III | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.30%
Other subsidiaries: | Subordinated debt | Floating Rate Borrowings Bonds And Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 3,830	¥ 4,777
Interest rate, stated percentage	10.86%